Net Income per Limited Partner Unit and Cash Distributions (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
General Partner Interest and Incentive Distribution Rights
Weighted average limited partner units outstanding – basic	55,745,000	[1]	40,739,000	[1]	34,679,000	[1]
Maximum period available for distribution of available cash to unit holders	45 days
Quarterly cash distribution from operating surplus serving as threshold for subordinated units distribution (in dollars per share)	$ 0.35
Subordinated units conversion to common units ratio	1
General partner's ownership interest	2.00%
General partner
General Partner Interest and Incentive Distribution Rights
Level one increasing percentage of distribution entitlement per quarter	13.00%
Level two increasing percentage of distribution entitlement per quarter	23.00%
Maximum increasing percentage of distribution entitlement per quarter	48.00%
Phantom Units
General Partner Interest and Incentive Distribution Rights
Weighted average limited partner units outstanding – basic	11,418
Performance awards and phantom units
General Partner Interest and Incentive Distribution Rights
Potentially dilutive securities included in the calculation of diluted net income per limited partner unit (in shares)	137,800		108,113		54,938

[1]	Financial statements for the year ended December 31, 2014 have been retrospectively recast to reflect the inclusion of the Northern West Virginia Marcellus gathering system (NWV Gathering) and the Jupiter natural gas gathering system (Jupiter). Financial statements for the years ended December 31, 2013 and 2012 have been retrospectively recast to reflect the inclusion of NWV Gathering, Jupiter and Sunrise Pipeline, LLC (Sunrise). See Note 2.